SUBMISSION-INFORMATION-FILE

TYPE 				13F-HR
CONFIRMING-COPY 		NO
SROS 				NONE
FILER
FILER-CIK 			0001280054
FILER-CCC 			6*bfvnug
SUBMISSION-CONTACT
CONTACT-NAME		Greg Drechsler
CONTACT-PHONE 		212-829-9509
NOTIFY-INTERNET		gdrechsler@metrocap.net
RETURN-COPY			NO
PERIOD			3-31-2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number: ____
       This Amendment (Check only one.): 	[ ] is a restatement.
       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 		Metropolitan Capital Advisors, Inc.
Address: 		660 Madison Avenue, 18th Floor
       New York, NY 10065

Form 13F File Number: 28-10700

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: 		Karen Finerman
Title: 		President
Phone: 		(212) 486-8100

Signature, Place, and Date of Signing:

/s/ Karen Finerman 	New York, NY 	May 17, 2010
[Signature] 		[City, State] 		[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 			0

Form 13F Information Table Entry Total: 		53

Form 13F Information Table Value Total: 		155,384
       (x$1000)

List of Other Included Managers: 			None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
FORM 13F INFORMATION TABLE
NAME OF REPORTING MANAGER:
METROPOLITAN CAPITAL ADVISORS, INC.
As of 3/31/10

Column 1
Column 2
Column 3
Column 4
Column 5


Column 6
Column 7
Column 8
NAME OF ISSUER
TITLE
OF CLASS
CUSIP NUMBER
VALUE (x$1000)
Shares or PrIncipal Amount
SH/ PRN
PUT/ CALL
Investment Discretion
Other Managers
Voting Authority
Airgas Inc.
COM
009363102
1,756
27,600
SH

SHARES-DEFINED

27,600
Airgas Inc.
COM
009363102
2,634
41,400
SH
CALL
SHARES-DEFINED

41,400
Airgas Inc.
COM
009363102
1,756
27,600
SH
PUT
SHARES-DEFINED

27,600
Alcon Inc.
COM SHS
H01301102
2,738
16,950
SH

SHARES-DEFINED

16,950
American Axle & Mfg Holdings
COM
024061103
1,374
137,700
SH

SHARES-DEFINED

137,700
American Axle & Mfg Holdings
COM
024061103
552
55,300
SH
CALL
SHARES-DEFINED

55,300
American Eagle Outfitters Inc.
COM
02553E106
607
32,800
SH

SHARES-DEFINED

32,800
Bank of America Corp.
COM
060505104
2,754
154,300
SH

SHARES-DEFINED

154,300
Bank of America Corp.
COM
060505104
7,477
418,900
SH
CALL
SHARES-DEFINED

418,900
Becton, Dickinson Co.
COM
075887109
4,200
53,350
SH

SHARES-DEFINED

53,350
Best Buy Inc.
COM
086516101
1,761
41,400
SH

SHARES-DEFINED

41,400
Blockbuster Inc.
CL B
093679207
71
372,200
SH

SHARES-DEFINED

372,200
Boston Scientific Corp
COM
101137107
1,914
265,100
SH

SHARES-DEFINED

265,100
Compass Minerals International Inc.
COM
20451N101
6,364
79,325
SH

SHARES-DEFINED

79,325
Corning Inc.
COM
219350102
558
27,600
SH

SHARES-DEFINED

27,600
Crucell NV
SPONSORED ADR
228769105
752
36,886
SH

SHARES-DEFINED

36,886
CVS Caremark Corp.
COM
126650100
11,606
317,450
SH

SHARES-DEFINED

317,450
Cyberonics Inc.
COM
23251P102
4,031
210,361
SH

SHARES-DEFINED

210,361
FLIR Systems, Inc.
COM
302445101
1,169
41,500
SH

SHARES-DEFINED

41,500
Flowserve Corp.
COM
 34354P105
4,022
36,475
SH

SHARES-DEFINED

36,475
General Growth Properties
COM
370021107
2,640
164,100
SH

SHARES-DEFINED

164,100
Golar LNG Ltd.
SHS
G9456A100
19,438
1,661,334
SH

SHARES-DEFINED

1,661,334
Gymboree Corp.
COM
403777105
1,281
24,800
SH

SHARES-DEFINED

24,800
International Business Machines
COM
459200101
2,187
17,050
SH

SHARES-DEFINED

17,050
iShares Nasdaq Biotechnology
NASDQ BIO INDEX
464287556
5,065
55,700
SH

SHARES-DEFINED

55,700
iShares DJ US Real Estate Index Fund
DJ US REAL EST
464287739
2,250
45,200
SH
PUT
SHARES-DEFINED

45,200
J. P. Morgan
COM
46625H100
2,470
55,200
SH

SHARES-DEFINED

55,200
Kraft Foods
CL A
50075N104
3,909
129,250
SH

SHARES-DEFINED

129,250
Marathon Oil Corp.
COM
565849106
747
23,600
SH

SHARES-DEFINED

23,600
McDonald's Corporation
COM
580135101
3,843
57,600
SH

SHARES-DEFINED

57,600
Millipore Corp.
COM
601073AD1
5,829
55,200
SH
CALL
SHARES-DEFINED

55,200
Murphy Oil Corp.
COM
626717102
2,847
50,675
SH

SHARES-DEFINED

50,675
Navios Maritime Holdings Inc.
COM
Y62196103
1,284
193,300
SH

SHARES-DEFINED

193,300
Nisource Inc.
COM
65473P105
594
37,600
SH

SHARES-DEFINED

37,600
Nokia Corp.
SPONSORED ADR
654902204
2,421
155,800
SH

SHARES-DEFINED

155,800
OSI Pharmaceuticals Inc.
COM
671040103
1,447
24,300
SH

SHARES-DEFINED

24,300
Philip Morris International
COM
718172109
1,134
21,750
SH

SHARES-DEFINED

21,750
Phoenix Companies Inc.
COM
71902E109
359
148,200
SH

SHARES-DEFINED

148,200
Regions Financial Corp.
COM
7591EP100
314
40,000
SH

SHARES-DEFINED

40,000
Saks Incorporated
COM
79377W108
381
44,300
SH

SHARES-DEFINED

44,300
SPDR S&P Biotech
S&P BIOTECH
78464A870
2,224
37,100
SH

SHARES-DEFINED

37,100
SPDR S&P 500 ETF TR
UNIT SER 1 S&P
78462F903
4,130
35,300
SH
PUT
SHARES-DEFINED

35,300
Stanley Black & Decker Inc.
COM
854502101
1,585
27,600
SH

SHARES-DEFINED

27,600
Target Corporation
COM
87612E106
1,436
27,300
SH

SHARES-DEFINED

27,300
TJX Companies Inc.
COM
872540109
2,619
61,600
SH

SHARES-DEFINED

61,600
Transocean Ltd.
SHS
G90073100
2,629
30,440
SH

SHARES-DEFINED

30,440
ValueClick Inc.
COM
92046N102
631
62,300
SH

SHARES-DEFINED

62,300
Vantage Drilling Company
ORD SHS
G93205105
1,056
713,200
SH

SHARES-DEFINED

713,200
Volcano Corp.
COM
928645100
947
39,200
SH

SHARES-DEFINED

39,200
Wal-Mart Stores Inc.
COM
931142103
10,828
194,750
SH

SHARES-DEFINED

194,750
Wells Fargo & Co.
PERP PFD CNV A
949746804
1,420
1,456
SH

SHARES-DEFINED

1,456
Western Union Company
COM
959802109
495
29,200
SH

SHARES-DEFINED

29,200
Yum! Brands Inc.
COM
988498101
6,848
178,650
SH

SHARES-DEFINED

178,650